GOODWILL AND INTANGIBLE ASSETS, NET - Schedule of carrying amount of goodwill by reporting unit (Details)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Goodwill
Balance	¥ 196,289,492	$ 27,572,621	¥ 196,289,492
Overseas art study services
Goodwill
Balance	177,581,176		177,581,176
Other educational services
Goodwill
Balance	¥ 18,708,316		¥ 18,708,316